Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease obligations
Commitment Amount
Year of 2019	$92,386
Year of 2020	-
Year of 2021	-
Year of 2022	-
Year of 2023	-
Thereafter	-
Total	$92,386